Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	May 31,	August 31,
	2024	2023
Computers, office equipment and software	$16,051	$14,102
Equipment	133,653	133,653
In-process equipment	—	1,292,655
Total property and equipment	149,704	1,440,410
Accumulated depreciation	(134,340)	(125,128)
Property and equipment, net	$15,364	$1,315,282

	August 31,		Increase/
	2023	2022	(decrease)
Computers, office equipment and software	$14,102	$14,102	$—
Equipment	133,653	133,653	—
In-process equipment	1,292,655	1,292,655	—
Total property and equipment	1,440,410	1,440,410	—
Accumulated depreciation	(125,128)	(110,418)	(14,709)
Property and equipment, net	$1,315,282	$1,329,992	$(14,709)